Document and Entity Information	12 Months Ended
Jul. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	DAILY INCOME FUND
Central Index Key	0000918267
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Jul 29, 2013
Prospectus Date	Jul 29, 2013

Institutional Class | Money Market Portfolio
Summary of the Institutional Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Money Market Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Money Market Portfolio Institutional Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		none
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.24%
Fee Waivers	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waivers		0.20%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Institutional Shares (after voluntary waivers) will not exceed 0.20% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Money Market Portfolio Institutional Shares	20	73	131	302

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Institutional Shares had a year-to-date return of 0.03%.

The Money Market Portfolio Institutional Shares’ highest quarterly return was 1.31% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class Money Market Portfolio Institutional Shares	0.12%	0.79%	1.95%	3.34%	May 13, 1994

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Institutional Shares had a year-to-date return of 0.03%.

The Money Market Portfolio Institutional Shares’ highest quarterly return was 1.31% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Class | Money Market Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.04% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	73
5 Years	rr_ExpenseExampleYear05	131
10 Years	rr_ExpenseExampleYear10	302
2003	rr_AnnualReturn2003	1.08%
2004	rr_AnnualReturn2004	1.26%
2005	rr_AnnualReturn2005	3.12%
2006	rr_AnnualReturn2006	4.98%
2007	rr_AnnualReturn2007	5.23%
2008	rr_AnnualReturn2008	3.10%
2009	rr_AnnualReturn2009	0.63%
2010	rr_AnnualReturn2010	0.11%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.12%
Five Years	rr_AverageAnnualReturnYear05	0.79%
Ten Years	rr_AverageAnnualReturnYear10	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1994

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Institutional Shares (after voluntary waivers) will not exceed 0.20% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Institutional Class | U.S. Treasury Portfolio
Summary of the Institutional Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class U.S. Treasury Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class U.S. Treasury Portfolio Institutional Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		none
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.24%
Fee Waivers	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waivers		0.20%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Institutional Shares (after voluntary waivers) will not exceed 0.20% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class U.S. Treasury Portfolio Institutional Shares	20	73	131	302

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Shares’ highest quarterly return was 1.27% for the quarter ended December 31, 2006; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class U.S. Treasury Portfolio Institutional Shares	0.01%	0.34%	1.62%	2.74%	Nov 18, 1996

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Shares’ highest quarterly return was 1.27% for the quarter ended December 31, 2006; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Class | U.S. Treasury Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.04% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	73
5 Years	rr_ExpenseExampleYear05	131
10 Years	rr_ExpenseExampleYear10	302
2003	rr_AnnualReturn2003	0.99%
2004	rr_AnnualReturn2004	1.13%
2005	rr_AnnualReturn2005	2.96%
2006	rr_AnnualReturn2006	4.80%
2007	rr_AnnualReturn2007	4.78%
2008	rr_AnnualReturn2008	1.58%
2009	rr_AnnualReturn2009	0.13%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.34%
Ten Years	rr_AverageAnnualReturnYear10	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 18, 1996

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Institutional Shares (after voluntary waivers) will not exceed 0.20% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Institutional Class | U.S. Government Portfolio
Summary of the Institutional Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class U.S. Government Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class U.S. Government Portfolio Institutional Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		none
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.24%
Fee Waivers	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waivers		0.20%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Institutional Shares (after voluntary waivers) will not exceed 0.20% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class U.S. Government Portfolio Institutional Shares	20	73	131	302

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Institutional Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Shares for the period of December 11, 2008 through May 5, 2009, when the Institutional Shares were not active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Government Portfolio is available by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Institutional Shares had a year-to-date return of 0.01%.

The U.S. Government Portfolio Institutional Shares’ highest quarterly return was 1.27% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception		Inception Date
Institutional Class U.S. Government Portfolio Institutional Shares	0.05%	0.51%	1.34%	[1]	Oct 30, 2006
[1]	The U.S. Government Portfolio Institutional Shares commenced operations on October 30, 2006, and were fully redeemed on December 11, 2008. They became active again on May 5, 2009. The performance information shown in the Average Annual Return Table above includes performance of the U.S. Government Portfolio Advantage Shares for the inactive period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Institutional Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Shares for the period of December 11, 2008 through May 5, 2009, when the Institutional Shares were not active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Government Portfolio is available by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Institutional Shares had a year-to-date return of 0.01%.

The U.S. Government Portfolio Institutional Shares’ highest quarterly return was 1.27% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Class | U.S. Government Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	73
5 Years	rr_ExpenseExampleYear05	131
10 Years	rr_ExpenseExampleYear10	302
2007	rr_AnnualReturn2007	4.96%
2008	rr_AnnualReturn2008	2.08%
2009	rr_AnnualReturn2009	0.35%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.05%
Five Years	rr_AverageAnnualReturnYear05	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Institutional Shares (after voluntary waivers) will not exceed 0.20% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.
[2]	The U.S. Government Portfolio Institutional Shares commenced operations on October 30, 2006, and were fully redeemed on December 11, 2008. They became active again on May 5, 2009. The performance information shown in the Average Annual Return Table above includes performance of the U.S. Government Portfolio Advantage Shares for the inactive period.

Institutional Class | Municipal Portfolio
Summary of the Institutional Shares of the Municipal Portfolio
: Investment Objective
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Municipal Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Municipal Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Municipal Portfolio Institutional Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.15%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Municipal Portfolio Institutional Shares	28	87	152	343

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Municipal Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2013, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Institutional Class Municipal Portfolio Institutional Shares	0.02%	0.65%	1.06%	Oct 30, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Municipal Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	343
2007	rr_AnnualReturn2007	2.80%
2008	rr_AnnualReturn2008	2.35%
2009	rr_AnnualReturn2009	0.64%
2010	rr_AnnualReturn2010	0.22%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2006

Institutional Service Class | Money Market Portfolio
Summary of the Institutional Service Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class Money Market Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class Money Market Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.49%
Fee Waivers	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.47%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Institutional Service Class (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio Institutional Service Shares	48	155	272	614

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Institutional Service Shares’ highest quarterly return was 1.25% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Service Class Money Market Portfolio Institutional Service Shares	0.01%	0.65%	1.74%	3.02%	Apr 3, 1995

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Service Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Institutional Service Shares’ highest quarterly return was 1.25% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Service Class | Money Market Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	272
10 Years	rr_ExpenseExampleYear10	614
2003	rr_AnnualReturn2003	0.81%
2004	rr_AnnualReturn2004	0.99%
2005	rr_AnnualReturn2005	2.84%
2006	rr_AnnualReturn2006	4.71%
2007	rr_AnnualReturn2007	4.97%
2008	rr_AnnualReturn2008	2.83%
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 1995

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Institutional Service Class | U.S. Treasury Portfolio
Summary of the Institutional Service Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.49%
Fee Waivers	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.47%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares	48	155	272	614

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares’ highest quarterly return was 1.21% for the quarter ended December 31, 2006; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares	0.01%	0.28%	1.46%	2.68%	Nov 29, 1995

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Service Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares’ highest quarterly return was 1.21% for the quarter ended December 31, 2006; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Service Class | U.S. Treasury Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	272
10 Years	rr_ExpenseExampleYear10	614
2003	rr_AnnualReturn2003	0.74%
2004	rr_AnnualReturn2004	0.87%
2005	rr_AnnualReturn2005	2.70%
2006	rr_AnnualReturn2006	4.54%
2007	rr_AnnualReturn2007	4.52%
2008	rr_AnnualReturn2008	1.36%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 1995

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Institutional Service Class | U.S. Government Portfolio
Summary of the Institutional Service Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class U.S. Government Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class U.S. Government Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.49%
Fee Waivers	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.47%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class U.S. Government Portfolio Institutional Service Shares	48	155	272	614

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.

: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
U.S. Government Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Institutional Service Shares’ highest quarterly return was 1.22% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Institutional Service Class U.S. Government Portfolio Institutional Service Shares	0.01%	0.41%	0.99%	Mar 19, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Service Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.

Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Institutional Service Shares’ highest quarterly return was 1.22% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Service Class | U.S. Government Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	272
10 Years	rr_ExpenseExampleYear10	614
2008	rr_AnnualReturn2008	1.88%
2009	rr_AnnualReturn2009	0.19%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Institutional Service Class | Municipal Portfolio
Summary of the Institutional Service Shares of the Municipal Portfolio
: Investment Objective
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Municipal Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class Municipal Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class Municipal Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.52%
[1]	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio have been active for less than six months.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class Municipal Portfolio Institutional Service Shares	53	167	291	653

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Service Shares for the period of December 21, 2009 through November 2, 2012, when the Institutional Service Shares were not active. All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Service Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Municipal Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2013, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%. The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception		Inception Date
Institutional Service Class Municipal Portfolio Institutional Shares	0.02%	0.65%	1.06%	[1]	Oct 30, 2006
[1]	The Municipal Portfolio's Institutional Service Shares commenced operations on March 19, 2007, and were fully liquidated on December 21, 2009. They became active again on November 2, 2012. The performance information shown in the Average Annual Return Table above includes performance of the Municipal Portfolio Institutional Shares for the inactive period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Institutional Service Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Municipal Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio have been active for less than six months.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Service Shares for the period of December 21, 2009 through November 2, 2012, when the Institutional Service Shares were not active. All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Service Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%. The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Service Shares for the period of December 21, 2009 through November 2, 2012, when the Institutional Service Shares were not active.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Service Class | Municipal Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
Institutional Service Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	2.80%
2008	rr_AnnualReturn2008	2.35%
2009	rr_AnnualReturn2009	0.64%
2010	rr_AnnualReturn2010	0.22%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2006

[1]	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio have been active for less than six months.
[2]	The Municipal Portfolio's Institutional Service Shares commenced operations on March 19, 2007, and were fully liquidated on December 21, 2009. They became active again on November 2, 2012. The performance information shown in the Average Annual Return Table above includes performance of the Municipal Portfolio Institutional Shares for the inactive period.

Investor Class | Money Market Portfolio
Summary of the Investor Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Money Market Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Money Market Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Money Market Portfolio Investor Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waivers		0.65%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.65% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Money Market Portfolio Investor Shares	66	223	394	888

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Investor Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Investor Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Shares’ highest quarterly return was 1.20% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Class Money Market Portfolio Investor Shares	0.01%	0.59%	1.32%	Nov 28, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Investor Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Investor Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Shares’ highest quarterly return was 1.20% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Class | Money Market Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.07% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	394
10 Years	rr_ExpenseExampleYear10	888
2007	rr_AnnualReturn2007	4.76%
2008	rr_AnnualReturn2008	2.64%
2009	rr_AnnualReturn2009	0.30%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.65% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Class | U.S. Treasury Portfolio
Summary of the Investor Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Treasury Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class U.S. Treasury Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class U.S. Treasury Portfolio Investor Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waivers		0.65%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.65% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class U.S. Treasury Portfolio Investor Shares	66	223	394	888

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Investor Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Investor Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Shares’ highest quarterly return was 1.13% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Class U.S. Treasury Portfolio Investor Shares	0.01%	0.24%	0.83%	Feb 21, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Investor Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Investor Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Shares’ highest quarterly return was 1.13% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Class | U.S. Treasury Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.07% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	394
10 Years	rr_ExpenseExampleYear10	888
2008	rr_AnnualReturn2008	1.21%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 21, 2007

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.65% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Class | U.S. Government Portfolio
Summary of the Investor Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class U.S. Government Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class U.S. Government Portfolio Investor Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waivers		0.65%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.65% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class U.S. Government Portfolio Investor Shares	66	223	394	888

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Class U.S. Government Portfolio Advantage Shares	0.01%	0.27%	1.00%	Nov 2, 2006

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Class | U.S. Government Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	394
10 Years	rr_ExpenseExampleYear10	888
Investor Class | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.17%
2008	rr_AnnualReturn2008	1.30%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Shares (after voluntary waivers) will not exceed 0.65% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Class | Municipal Portfolio
Summary of the Investor Shares of the Municipal Portfolio
: Investment Objective
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Municipal Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Municipal Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Municipal Portfolio Investor Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)	[1]	0.18%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.75%
Fee Waivers	[2]	0.03%
Total Annual Fund Operating Expenses After Fee Waivers		0.72%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Municipal Portfolio���s Investor Shares (after voluntary waivers) will not exceed 0.72% (the ���Expense Cap���) up to the date of the Portfolio���s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio���s next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund���s Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Municipal Portfolio Investor Shares	74	237	414	928

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Municipal Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2013, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Class Municipal Portfolio Institutional Shares	0.02%	0.65%	1.06%	Oct 30, 2006

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this prospectus. The Institutional Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Municipal Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this prospectus. The Institutional Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Class | Municipal Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	414
10 Years	rr_ExpenseExampleYear10	928
Investor Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	2.80%
2008	rr_AnnualReturn2008	2.35%
2009	rr_AnnualReturn2009	0.64%
2010	rr_AnnualReturn2010	0.22%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Municipal Portfolio���s Investor Shares (after voluntary waivers) will not exceed 0.72% (the ���Expense Cap���) up to the date of the Portfolio���s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio���s next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund���s Board of Trustees.

Investor Service Class | Money Market Portfolio
Summary of the Investor Service Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Service Class Money Market Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Service Class Money Market Portfolio Investor Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.95%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class Money Market Portfolio Investor Service Shares	97	307	534	1,188

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Service Shares’ highest quarterly return was 1.13% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Service Class Money Market Portfolio Investor Service Shares	0.01%	0.50%	1.09%	Feb 12, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Service Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Investor Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Service Shares’ highest quarterly return was 1.13% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Service Class | Money Market Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
2008	rr_AnnualReturn2008	2.33%
2009	rr_AnnualReturn2009	0.19%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Service Class | U.S. Treasury Portfolio
Summary of the Investor Service Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Service Class U.S. Treasury Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Service Class U.S. Treasury Portfolio Investor Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.95%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class U.S. Treasury Portfolio Investor Service Shares	97	307	534	1,188

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Service Shares’ highest quarterly return was 1.07% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Service Class U.S. Treasury Portfolio Investor Service Shares	0.01%	0.20%	0.93%	Nov 2, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Service Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Investor Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Service Shares’ highest quarterly return was 1.07% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Service Class | U.S. Treasury Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
2007	rr_AnnualReturn2007	4.05%
2008	rr_AnnualReturn2008	1.01%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Service Class | U.S. Government Portfolio
Summary of the Investor Service Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Service Class U.S. Government Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Service Class U.S. Government Portfolio Investor Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers	[2]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers		0.95%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class U.S. Government Portfolio Investor Service Shares	97	307	534	1,188

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Service Class U.S. Government Portfolio Advantage Shares	0.01%	0.27%	1.00%	Nov 2, 2006

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Service Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Service Class | U.S. Government Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
Investor Service Class | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.17%
2008	rr_AnnualReturn2008	1.30%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
[2]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Service Class | Municipal Portfolio
Summary of the Investor Service Shares of the Municipal Portfolio
: Investment Objective
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Municipal Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Service Class Municipal Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Service Class Municipal Portfolio Investor Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)		0.18%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		1.00%
Fee Waivers	[1]	0.05%
Total Annual Fund Operating Expenses After Fee Waivers		0.95%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Municipal Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Municipal Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class Municipal Portfolio Investor Service Shares	97	313	548	1,220

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Municipal Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2013, the Municipal Portfolio Investor Service Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Investor Service Shares’ highest quarterly return was 0.77% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Service Class Municipal Portfolio Investor Service Shares	0.02%	0.40%	0.77%	Feb 20, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Service Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Municipal Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Municipal Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Investor Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Municipal Portfolio Investor Service Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Investor Service Shares’ highest quarterly return was 0.77% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Service Class | Municipal Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.05% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,220
2008	rr_AnnualReturn2008	1.78%
2009	rr_AnnualReturn2009	0.19%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2007

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Municipal Portfolio's Investor Service Shares (after voluntary waivers) will not exceed 0.95% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Investor Select Class | Money Market Portfolio
Summary of the Investor Select Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class Money Market Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class Money Market Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class Money Market Portfolio Investor Select Shares	77	253	458	1,050

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class Money Market Portfolio Retail Shares	0.01%	0.49%	1.18%	Nov 28, 2006

The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Select Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | Money Market Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,050
Investor Select Class | Money Market Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.40%
2008	rr_AnnualReturn2008	2.28%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the Money Market Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Investor Select Class | U.S. Treasury Portfolio
Summary of the Investor Select Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class U.S. Treasury Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class U.S. Treasury Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class U.S. Treasury Portfolio Investor Select Shares	77	253	458	1,050

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class U.S. Treasury Portfolio Retail Shares	0.01%	0.19%	0.84%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Select Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | U.S. Treasury Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,050
Investor Select Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	0.94%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Investor Select Class | U.S. Government Portfolio
Summary of the Investor Select Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Select Class U.S. Government Portfolio Investor Select Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Select Class U.S. Government Portfolio Investor Select Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.60%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.75%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Select Class U.S. Government Portfolio Investor Select Shares	77	253	458	1,050

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Government Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Investor Select Class U.S. Government Portfolio Retail Shares	0.01%	0.27%	0.94%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Investor Select Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Government Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | U.S. Government Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,050
Investor Select Class | U.S. Government Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	1.32%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Government Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Fiduciary Class | Money Market Portfolio
Summary of the Fiduciary Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class Money Market Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class Money Market Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class Money Market Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class Money Market Portfolio Retail Shares	0.01%	0.49%	1.18%	Nov 28, 2006

The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Fiduciary Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fiduciary Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Retail Shares of the Money Market Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations. All of the classes of the Money Market Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the Money Market Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the Money Market Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Fiduciary Class | Money Market Portfolio | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	751
Fiduciary Class | Money Market Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.40%
2008	rr_AnnualReturn2008	2.28%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the Money Market Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Fiduciary Class | U.S. Treasury Portfolio
Summary of the Fiduciary Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class U.S. Treasury Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class U.S. Treasury Portfolio Retail Shares	0.01%	0.19%	0.84%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Fiduciary Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fiduciary Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Fiduciary Class | U.S. Treasury Portfolio | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	751
Fiduciary Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	0.94%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Treasury Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.

Fiduciary Class | U.S. Government Portfolio
Summary of the Fiduciary Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Fiduciary Class U.S. Government Portfolio Fiduciary Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fiduciary Class U.S. Government Portfolio Fiduciary Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.35%
Other Expenses (includes Administration Fees listed below)	[1]	0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waivers		0.50%
[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio���s Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the ���Expense Cap���) up to the date of the Portfolio���s 2015 annual update to its registration statement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fiduciary Class U.S. Government Portfolio Fiduciary Shares	51	174	321	751

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Government Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Fiduciary Class U.S. Government Portfolio Retail Shares	0.01%	0.27%	0.94%	Dec 12, 2006

The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Fiduciary Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fiduciary Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fiduciary Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fiduciary Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fiduciary Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fiduciary Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Government Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Fiduciary Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Fiduciary Shares of the U.S. Government Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fiduciary Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Fiduciary Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Retail Shares and the Fiduciary Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Fiduciary Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Fiduciary Class | U.S. Government Portfolio | Fiduciary Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	751
Fiduciary Class | U.S. Government Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	1.32%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Fiduciary Shares of the U.S. Government Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio���s Fiduciary Shares (after contractual waivers) will not exceed 0.50% (the ���Expense Cap���) up to the date of the Portfolio���s 2015 annual update to its registration statement.

Retail Class | Money Market Portfolio
Summary of the Retail Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Retail Class Money Market Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class Money Market Portfolio Retail Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		1.17%
Fee Waivers	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waivers		1.00%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio���s Retail Shares (after voluntary waivers) will not exceed 1.00% (the ���Expense Cap���) up to the date of the Portfolio���s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio���s next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund���s Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class Money Market Portfolio Retail Shares	102	355	627	1,405

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolios shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Retail Class Money Market Portfolio Retail Shares	0.01%	0.49%	1.18%	Nov 28, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Retail Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolios shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolios shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Retail Class | Money Market Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.17% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,405
2007	rr_AnnualReturn2007	4.40%
2008	rr_AnnualReturn2008	2.28%
2009	rr_AnnualReturn2009	0.16%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio���s Retail Shares (after voluntary waivers) will not exceed 1.00% (the ���Expense Cap���) up to the date of the Portfolio���s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio���s next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund���s Board of Trustees.

Retail Class | U.S. Treasury Portfolio
Summary of the Retail Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Retail Class U.S. Treasury Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class U.S. Treasury Portfolio Retail Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		1.17%
Fee Waivers	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waivers		1.00%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.00% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class U.S. Treasury Portfolio Retail Shares	102	355	627	1,405

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Retail Class U.S. Treasury Portfolio Retail Shares	0.01%	0.19%	0.84%	Dec 12, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Retail Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Retail Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.17% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,405
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	0.94%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.00% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Retail Class | U.S. Government Portfolio
Summary of the Retail Shares of the U.S. Government Portfolio
: Investment Objective
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Government Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Retail Class U.S. Government Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class U.S. Government Portfolio Retail Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		1.17%
Fee Waivers	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waivers		1.00%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.00% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class U.S. Government Portfolio Retail Shares	102	355	627	1,405

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Retail Class U.S. Government Portfolio Retail Shares	0.01%	0.27%	0.94%	Dec 12, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Retail Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Government Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Government Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Retail Class | U.S. Government Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.17% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,405
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	1.32%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Government Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.00% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Retail Class | Municipal Portfolio
Summary of the Retail Shares of the Municipal Portfolio
: Investment Objective
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Municipal Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Retail Class Municipal Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class Municipal Portfolio Retail Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.18%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		1.20%
Fee Waivers	[1]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers		1.07%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Municipal Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.07% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Retail Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Municipal Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class Municipal Portfolio Retail Shares	109	368	647	1,443

: Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Municipal Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2013, the Municipal Portfolio Retail Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Retail Shares’ highest quarterly return was 0.71% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Retail Class Municipal Portfolio Retail Shares	0.02%	0.33%	0.75%	Oct 30, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Retail Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Municipal Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Retail Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Municipal Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Municipal Portfolio Retail Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Retail Shares’ highest quarterly return was 0.71% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Retail Class | Municipal Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.13% [1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	1,443
2007	rr_AnnualReturn2007	2.74%
2008	rr_AnnualReturn2008	1.54%
2009	rr_AnnualReturn2009	0.11%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 30, 2006

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Municipal Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.07% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

Advantage Class | Money Market Portfolio
SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND — MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE MONEY MARKET PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Money Market Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Advantage Class Money Market Portfolio Advantage Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advantage Class Money Market Portfolio Advantage Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.10%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.22%

Example
This Example is intended to help you compare the cost of investing in the Advantage Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Class Money Market Portfolio Advantage Shares	124	387	670	1,477

PRINCIPAL INVESTMENT STRATEGIES
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
PRINCIPAL RISKS
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio’s Advantage Shares had a year-to-date return of 0.01%.

The Money Market Portfolio Advantage Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Average Annual Total Returns - Money Market Portfolio Advantage Shares For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Advantage Class Money Market Portfolio Advantage Shares	0.02%	0.51%	1.23%	Nov 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Advantage Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND — MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE MONEY MARKET PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Advantage Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Portfolio is authorized to invest. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio’s Advantage Shares had a year-to-date return of 0.01%.

		The Money Market Portfolio Advantage Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - Money Market Portfolio Advantage Shares For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Advantage Class | Money Market Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
2007	rr_AnnualReturn2007	4.37%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	0.19%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

Advantage Class | U.S. Government Portfolio
SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – U.S. GOVERNMENT PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE U.S. GOVERNMENT PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Advantage Class U.S. Government Portfolio Advantage Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advantage Class U.S. Government Portfolio Advantage Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.10%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.22%

Example
This Example is intended to help you compare the cost of investing in the Advantage Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Class U.S. Government Portfolio Advantage Shares	124	387	670	1,477

PRINCIPAL INVESTMENT STRATEGIES
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
PRINCIPAL RISKS
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2013, the U.S. Government Portfolio’s Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.
Average Annual Total Returns - U.S. Government Portfolio Advantage Shares For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Advantage Class U.S. Government Portfolio Advantage Shares	0.01%	0.27%	1.00%	Nov 2, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Advantage Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – U.S. GOVERNMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE U.S. GOVERNMENT PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Advantage Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (“Government Securities”), with maturities of 397 days or less, and repurchase agreements calling for resale in 397 days or less backed by Government Securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Government Portfolio’s Advantage Shares had a year-to-date return of 0.00%.

		The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - U.S. Government Portfolio Advantage Shares For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Advantage Class | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
2007	rr_AnnualReturn2007	4.17%
2008	rr_AnnualReturn2008	1.30%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2006

Advantage Class | Municipal Portfolio
SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND — MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE MUNICIPAL PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Municipal Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Advantage Class Municipal Portfolio Advantage Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advantage Class Municipal Portfolio Advantage Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.13%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.25%

Example
This Example is intended to help you compare the cost of investing in the Advantage Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Class Municipal Portfolio Advantage Shares	127	397	686	1,511

PRINCIPAL INVESTMENT STRATEGIES
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
PRINCIPAL RISKS
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Municipal Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2013, the Municipal Portfolio’s Advantage Shares had a year-to-date return of 0.01%.

The Municipal Portfolio Advantage Shares’ highest quarterly return was 0.70% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Average Annual Total Returns - Municipal Portfolio Advantage Shares For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Advantage Class Municipal Portfolio Advantage Shares	0.02%	0.35%	0.79%	Nov 2, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Advantage Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND — MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE MUNICIPAL PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Advantage Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.
  Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Municipal Portfolio’s Advantage Shares had a year-to-date return of 0.01%.

		The Municipal Portfolio Advantage Shares’ highest quarterly return was 0.70% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - Municipal Portfolio Advantage Shares For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Advantage Class | Municipal Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
2007	rr_AnnualReturn2007	2.72%
2008	rr_AnnualReturn2008	1.52%
2009	rr_AnnualReturn2009	0.13%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2006

Xpress Class | Money Market Portfolio
Summary of the Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Xpress Class Money Market Portfolio Xpress Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Xpress Class Money Market Portfolio Xpress Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.10%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.22%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Xpress Class Money Market Portfolio Xpress Shares	124	387	670	1,477

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Fund is authorized to invest. The Fund may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
PRINCIPAL RISKS
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Fund’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund’s performance from year to year. The table shows the Fund’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Fund’s past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling optionsXpress, Inc. toll-free at the number listed below:

optionsXpress, Inc.: (888) 280-8020
Money Market Portfolio - Xpress Shares % Total Return Calendar Year End

As of June 30, 2013, the Money Market Portfolio’s Xpress Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Xpress Shares’ highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Average Annual Total Returns – For the period ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Xpress Class Money Market Portfolio Xpress Shares	0.01%	0.43%	0.78%	Jun 20, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Xpress Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations), or any other security in which the Fund is authorized to invest. The Fund may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

		The Fund’s investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The Fund’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.
  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund’s performance from year to year. The table shows the Fund’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Fund’s past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling optionsXpress, Inc. toll-free at the number listed below:

		optionsXpress, Inc.: (888) 280-8020
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund’s past performance is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio - Xpress Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the Money Market Portfolio’s Xpress Shares had a year-to-date return of 0.00%.

		The Money Market Portfolio Xpress Shares’ highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(888) 280-8020
Xpress Class | Money Market Portfolio | Xpress Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
2008	rr_AnnualReturn2008	2.02%
2009	rr_AnnualReturn2009	0.11%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2007

RNT Natixis Liquid Prime Portfolio
Summary of the RNT Natixis Liquid Prime Portfolio
: Investment Objective
The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Sales Charge (Load) Imposed on Purchases	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Management Fees	0.06%	0.06%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	0.09%	0.12%
Administration Fees	0.02%	0.02%
Shareholder Servicing Fees	0.03%	0.06%
Total Annual Fund Operating Expenses	0.15%	0.18%

EXAMPLE
This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RNT Natixis Liquid Prime Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Treasurer Shares	15	48	85	192
Liquidity Shares	18	58	101	230

: Principal Investment Strategies
The Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.

There is no assurance that the investment strategies will be successful.
: Principal Risks
  Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Portfolio. The bar chart shows changes in the Liquidity Share’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.
RNT Natixis Liquid Prime Portfolio – Liquidity Shares % Total Return Calendar Year End

The year-to-date return for the Liquidity Shares as of June 30, 2013 was 0.06%.

The Fund’s Liquidity Shares’ highest quarterly return was 0.06% for the quarter ended March 31, 2012; the lowest quarterly return was 0.01% for the quarter ended September 30, 2011.
Average Annual Total Returns – For the periods ended December 31, 2012
Average Annual Total Returns RNT Natixis Liquid Prime Portfolio	One Year	Since Inception	Inception Date
Liquidity Shares	0.20%	0.15%	Nov 30, 2010
Treasurer Shares	0.25%	0.19%	Dec 1, 2010

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
RNT Natixis Liquid Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the RNT Natixis Liquid Prime Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The Portfolio may invest in securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.

		There is no assurance that the investment strategies will be successful.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Portfolio. The bar chart shows changes in the Liquidity Share’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Portfolio. The bar chart shows changes in the Liquidity Share’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RNT Natixis Liquid Prime Portfolio – Liquidity Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return for the Liquidity Shares as of June 30, 2013 was 0.06%.

		The Fund’s Liquidity Shares’ highest quarterly return was 0.06% for the quarter ended March 31, 2012; the lowest quarterly return was 0.01% for the quarter ended September 30, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the periods ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(888) 226-5504
RNT Natixis Liquid Prime Portfolio | Treasurer Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
One Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
RNT Natixis Liquid Prime Portfolio | Liquidity Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	230
2011	rr_AnnualReturn2011	0.11%
2012	rr_AnnualReturn2012	0.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2010

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013